Note 21 - Commitments and Guarantees - Commitments (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Apr. 01, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Total lease liabilities	$ 3,628,720	$ 18,525	$ 21,243
Not later than one year [member]
Statement Line Items [Line Items]
Total lease liabilities	1,524,002
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total lease liabilities	1,631,593
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities	357,763
Later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities	$ 115,362